Segment Information - Schedule of Segments (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Segments [Line Items]
Revenues, net	$ 60,236,666	$ 7,673,558	$ 79,256,623	$ 235,667,734	$ 30,339,448	$ 174,202,627
Cost of revenues
Cost of Revenues	(34,437,339)	(4,386,978)	(62,897,307)	(186,223,181)	(23,974,043)	(139,154,316)
Gross profit	25,799,327	3,286,580	16,359,316	49,444,553	6,365,405	35,048,311
Expenses
Selling and marketing	(3,581,199)	(456,209)	(2,045,399)	(4,392,521)	(565,486)	(3,132,277)
General and administrative:
Depreciation – related party				(720,000)	(92,692)	(720,000)
Depreciation				(3,831,567)	(493,269)	(2,540,273)
Amortization	(1,241,642)	(158,173)		(1,481,738)	(190,756)	(112,049)
Staff cost	(10,644,573)	(1,356,014)	(7,743,398)	(18,486,483)	(2,379,917)	(13,260,898)
Professional fee	(2,937,417)	(374,198)	(479,456)	(2,840,139)	(365,634)	(2,204,622)
Provision for expected credit losses	2,291,797	291,952	(267,373)	(1,253,368)	(161,356)	(1,383,316)
Others	(3,175,760)	(404,560)	(2,590,533)	(4,867,313)	(626,610)	(2,648,351)
Total expenses				(37,873,129)	(4,875,720)	(26,001,786)
INCOME FROM OPERATION	2,259,566	287,847	486,710	11,571,424	1,489,685	9,046,525
Other income (expenses)
Interest income				31,954	4,114	92,951
Interest expense	(622,140)	(79,255)	(1,410,893)	(3,759,032)	(483,931)	(5,759,182)
Agency income – related party	1,248,117	158,998	2,361,596	1,170,664	150,709	2,662,034
Other income	18,264	2,327		134,230	17,280	326
Other expense	(15,885)	(2,024)	(24,805)			(302,784)
Total other expenses, net	662,290	84,369	925,898	(2,422,184)	(311,828)	(3,306,655)
Income before tax expenses	2,921,856	372,216	1,412,608	9,149,240	1,177,857	5,739,870
Total assets	137,766,523			135,647,692		90,616,829	$ 17,550,100	$ 17,463,045
Total liabilities	(79,582,661)			(78,821,221)		(93,003,639)	(10,138,048)	(10,147,305)
Net (liabilities) assets	58,183,862		50,140,278	56,826,471		(2,386,810)	$ 7,412,052	$ 7,315,740	$ (60,675,596)
Related Party
Cost of revenues
Cost of Revenues	(5,385,166)	(686,017)	(3,504,012)	(7,915,189)	(1,018,987)	(34,213,521)
External
Cost of revenues
Cost of Revenues	$ (29,052,173)	$ (3,700,961)	$ (59,393,295)	$ (178,307,992)	$ (22,955,056)	$ (104,940,795)